Cover	12 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	SRIVARU Holding Limited
Entity Central Index Key	0001973368
Entity Primary SIC Number	3711
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, Genesis House, Unit 18
Entity Address, Address Line Two	Genesis Close, George Town
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
City Area Code	+1 (888)
Local Phone Number	227-8066
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false